25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	R$ 3
Liquidity Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value
Liquidity Risk [Member] | Loans and Financing [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	8,212,795
Cash flow contracted	9,766,282
Liquidity Risk [Member] | Loans and Financing [Member] | 2020 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	3,284,296
Liquidity Risk [Member] | Loans and Financing [Member] | 2021 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	2,230,020
Liquidity Risk [Member] | Loans and Financing [Member] | 2022 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	518,647
Liquidity Risk [Member] | Loans and Financing [Member] | 2023 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	1,365,454
Liquidity Risk [Member] | Loans and Financing [Member] | 2024 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	391,036
Liquidity Risk [Member] | Loans and Financing [Member] | 2025 Onwards [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	1,976,829
Liquidity Risk [Member] | Bonds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	10,407,484
Cash flow contracted	13,392,884
Liquidity Risk [Member] | Bonds [Member] | 2020 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	430,835
Liquidity Risk [Member] | Bonds [Member] | 2021 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	455,397
Liquidity Risk [Member] | Bonds [Member] | 2022 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	2,354,479
Liquidity Risk [Member] | Bonds [Member] | 2023 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	1,756,083
Liquidity Risk [Member] | Bonds [Member] | 2024 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	2,371,831
Liquidity Risk [Member] | Bonds [Member] | 2025 Onwards [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	6,024,259
Liquidity Risk [Member] | Trade Accounts Payable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	5,796,766
Cash flow contracted	5,846,035
Liquidity Risk [Member] | Trade Accounts Payable [Member] | 2020 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	5,833,689
Liquidity Risk [Member] | Trade Accounts Payable [Member] | 2021 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	6,897
Liquidity Risk [Member] | Trade Accounts Payable [Member] | 2022 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	2,854
Liquidity Risk [Member] | Trade Accounts Payable [Member] | 2023 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	2,595
Liquidity Risk [Member] | Trade Accounts Payable [Member] | 2024 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Trade Accounts Payable [Member] | 2025 Onwards [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Supply Chain Finance [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	842,037
Cash flow contracted	853,995
Liquidity Risk [Member] | Supply Chain Finance [Member] | 2020 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	853,995
Liquidity Risk [Member] | Supply Chain Finance [Member] | 2021 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Supply Chain Finance [Member] | 2022 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Supply Chain Finance [Member] | 2023 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Supply Chain Finance [Member] | 2024 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Supply Chain Finance [Member] | 2025 Onwards [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Lease Payable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	2,430,656
Cash flow contracted	3,192,956
Liquidity Risk [Member] | Lease Payable [Member] | 2020 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	562,890
Liquidity Risk [Member] | Lease Payable [Member] | 2021 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	498,763
Liquidity Risk [Member] | Lease Payable [Member] | 2022 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	449,538
Liquidity Risk [Member] | Lease Payable [Member] | 2023 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	396,849
Liquidity Risk [Member] | Lease Payable [Member] | 2024 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	344,987
Liquidity Risk [Member] | Lease Payable [Member] | 2025 Onwards [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	939,929
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	8,507
Cash flow contracted	8,262
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	23,803
Cash flow contracted	28,252
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2020 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	8,262
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2020 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	28,252
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2021 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2021 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2022 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2022 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2023 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2023 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2024 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2024 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2025 Onwards [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (NDF) [Member] | 2025 Onwards [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Corn (NDF) [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	42,920
Cash flow contracted	42,920
Liquidity Risk [Member] | Commodities Derivatives - Corn (NDF) [Member] | 2020 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	42,917
Liquidity Risk [Member] | Commodities Derivatives - Corn (NDF) [Member] | 2021 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	3
Liquidity Risk [Member] | Commodities Derivatives - Corn (NDF) [Member] | 2022 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Corn (NDF) [Member] | 2023 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Corn (NDF) [Member] | 2024 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Corn (NDF) [Member] | 2025 Onwards [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (NDF) [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	1,275
Cash flow contracted	1,275
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (NDF) [Member] | 2020 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	1,275
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (NDF) [Member] | 2021 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (NDF) [Member] | 2022 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (NDF) [Member] | 2023 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (NDF) [Member] | 2024 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (NDF) [Member] | 2025 Onwards [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Oil (Options) [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	6
Cash flow contracted	(216)
Liquidity Risk [Member] | Commodities Derivatives - Soybean Oil (Options) [Member] | 2020 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	(216)
Liquidity Risk [Member] | Commodities Derivatives - Soybean Oil (Options) [Member] | 2021 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Oil (Options) [Member] | 2022 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Oil (Options) [Member] | 2023 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Oil (Options) [Member] | 2024 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Oil (Options) [Member] | 2025 Onwards [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean (NDF) [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	3,056
Cash flow contracted	3,056
Liquidity Risk [Member] | Commodities Derivatives - Soybean (NDF) [Member] | 2020 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	3,056
Liquidity Risk [Member] | Commodities Derivatives - Soybean (NDF) [Member] | 2021 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean (NDF) [Member] | 2022 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean (NDF) [Member] | 2023 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean (NDF) [Member] | 2024 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean (NDF) [Member] | 2025 Onwards [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (Options) [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	64,910
Cash flow contracted	(131,009)
Liquidity Risk [Member] | Currency Derivatives (Options) [Member] | 2020 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	(131,009)
Liquidity Risk [Member] | Currency Derivatives (Options) [Member] | 2021 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (Options) [Member] | 2022 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (Options) [Member] | 2023 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (Options) [Member] | 2024 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (Options) [Member] | 2025 Onwards [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Corn (Options) [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	53
Cash flow contracted	(73)
Liquidity Risk [Member] | Commodities Derivatives - Corn (Options) [Member] | 2020 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	(73)
Liquidity Risk [Member] | Commodities Derivatives - Corn (Options) [Member] | 2021 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Corn (Options) [Member] | 2022 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Corn (Options) [Member] | 2023 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Corn (Options) [Member] | 2024 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Corn (Options) [Member] | 2025 Onwards [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (Options) [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	999
Cash flow contracted	(1,132)
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (Options) [Member] | 2020 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	(1,132)
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (Options) [Member] | 2021 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (Options) [Member] | 2022 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (Options) [Member] | 2023 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (Options) [Member] | 2024 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives - Soybean Meal (Options) [Member] | 2025 Onwards [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives (Future) [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	520
Cash flow contracted	520
Liquidity Risk [Member] | Commodities Derivatives (Future) [Member] | 2020 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted	520
Liquidity Risk [Member] | Commodities Derivatives (Future) [Member] | 2021 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives (Future) [Member] | 2022 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives (Future) [Member] | 2023 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives (Future) [Member] | 2024 [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives (Future) [Member] | 2025 Onwards [Member] | Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (Future) [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	4,854
Cash flow contracted	4,854
Liquidity Risk [Member] | Currency Derivatives (Future) [Member] | 2020 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	4,854
Liquidity Risk [Member] | Currency Derivatives (Future) [Member] | 2021 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (Future) [Member] | 2022 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (Future) [Member] | 2023 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (Future) [Member] | 2024 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Currency Derivatives (Future) [Member] | 2025 Onwards [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives (Options) [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	2,712
Cash flow contracted	(1,879)
Liquidity Risk [Member] | Commodities Derivatives (Options) [Member] | 2020 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Book value	(1,879)
Liquidity Risk [Member] | Commodities Derivatives (Options) [Member] | 2021 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives (Options) [Member] | 2022 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives (Options) [Member] | 2023 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives (Options) [Member] | 2024 [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted
Liquidity Risk [Member] | Commodities Derivatives (Options) [Member] | 2025 Onwards [Member] | Non-Designated as Cash Flow Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow contracted